Share based compensation (Tables)	12 Months Ended
Mar. 31, 2017
Summary of Share Option Activity

A summary of share option activity during the years ended March 31, 2016 and 2017 is set out below:

	Number of shares	Weighted average exercise price in INR *
Outstanding as of March 31, 2016	414,880	207
Granted	125,400	1,496
Exercised	—	—
Forfeitures	—	—

Options outstanding as of March 31, 2017	540,280	506

Vested and exercisable as of March 31, 2017	409,328	166

*	Not in thousands

Schedule of Intrinsic Value Per Option at the Date of Grant

The intrinsic value per option at the date of grant during the years ended March 31, 2016 and 2017 is as follows:

Date of grant	No. of options granted	Deemed fair value of equity shares	Intrinsic value per option at the time of grant	Valuation used
July 1, 2015	13,808	477	476	Retrospective
May 4, 2016	87,872	602	(1)	Retrospective
August 18, 2016	22,528	337	336	Retrospective
March 8, 2017	15,000	1,133	—	Market price

(1)	Fair value of the shares exceeds the exercise price.

Black Scholes Option Pricing Model [Member]
Schedule of Estimated Fair Value of Share Option Granted to Employees

The fair value of each share option granted to employees is estimated on the date of grant using the Black- Scholes option-pricing model with the following weighted average assumptions:

	Year ended March 31,
	2016	2017
Dividend yield	0.00%	0.00%
Expected term (in years)	5.0 - 6.8	4.5 - 7.2
Expected volatility	37.2% - 41.6%	31.0% - 41.7%
Risk free interest rate	7.60% - 8.08%	2.15% - 7.61%

	July 25, 2015
Particulars	Pre- modification	Post- modification
Options granted	29,684	25,930
Equity value (INR)	7,642	8,943
Dividend yield	0.00%	0.00%
Expected term (in years)	0.2-2.8	5.0-6.8
Expected volatility	37.2% - 41.6%	37.2% - 41.6%
Risk free interest rate	7.60% - 8.08%	7.60% - 8.08%

Lattice Valuation Model [Member]
Schedule of Estimated Fair Value of Share Option Granted to Employees	The fair value of these options was determined using the Lattice valuation model with the following assumptions:

Volatility	48.1%
Risk- free interest rate	8.18%